Schedule of Condensed Statements Of Operations (Details) - Gravitics Inc [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
ScheduleOfCondensedStatementsOfOperationsLineItems [Line Items]
Research and development	$ 65	$ 89	$ 356	$ 529
General and administrative	176	253	1,008	979
Stock based compensation	$ 241	$ 342	$ 1,364	$ 1,508